Derivative Instruments - Additional Information (Details)	10 Months Ended	12 Months Ended		196 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 23, 1997 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Dec. 31, 2011 Issued In Quarter [Member] USD ($)	Dec. 31, 2011 Reclassified [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member] USD ($)		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member]	Mar. 31, 2011 Investor warrants expiring March 29, 2016 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member] USD ($)		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member]	Mar. 31, 2011 Investor warrants expiring March 29, 2016 [Member] Rights [Member] USD ($)	Dec. 31, 2012 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2011 Rights Offering Derivative [Member] USD ($)	Mar. 02, 2011 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2011 Rights Offering Derivative [Member] Canadian Dollar [Member]	Dec. 31, 2012 Options to Contractors [Member] USD ($)	Dec. 31, 2011 Options to Contractors [Member] USD ($)
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants		18,035		18,035						13,337	[1]	13,337					4,698	[2]	4,698
Warrant exercise price					1.44	2.05	1.75						1.44	[1]	1.44					1.44	[2]	1.44			0.0303		0.03
Expiration Date										Apr. 30, 2015							Mar. 29, 2016
Fair value of warrants										$ 4,697,000		$ 3,672,000					$ 1,847,000		$ 1,340,000
Gain/(Loss) on Derivative Instruments		(1,563,000)	8,071,000	3,257,000						1,026,000		6,778,000					(507,000)		643,000					0	613,000			0	37,000
Rights offered for each common shares held																													108
Weighted average exercise price of warrants																									0.08
Derivative financial liability																										1,250,000
Issuance of stock (in shares)																84,559							4,697
Issuance of units, net of issue costs																2,566,000
Issuance of stock	0																						1,023,000
Rights offering, issuance costs																							300,000
Derivative, Notional Amount								$ 49,000	$ 53,000

[1]	(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement ("Private Placement") of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.